CONTINGENCIES AND COMMITMENTS (Details Narrative)	3 Months Ended
Mar. 31, 2023 USD ($)
CONTINGENCIES AND COMMITMENTS
Liabilities for related party	$ 259,163
Contract Payment Required	1,200,000
Payments Upon Termination	$ 600,000